SIGNIFICANT ACCOUNTING POLICIES, Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	2,492,000		349,000		13,839,000
Net loss attributable to parent [Abstract]
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited	$ (52,276)		$ 7,368		$ (63,657)
Basic weighted average number of shares (in shares)	140,292,249		140,090,112		35,382,913
Effect on dilutive shares - options and restricted stock (in shares)	0		236,652		0
Diluted weighted average number of shares (in shares)	140,292,249		140,326,764		35,382,913
Basic and diluted net (loss) income per share attributable to Ultrapetrol (Bahamas) Limited (in dollars per share)	$ (0.37)		$ 0.05		$ (1.80)
Loss Contingencies [Line Items]
Other operating income, net	1,597	[1]	5,692	[1]	8,376	[1]
Gain on sale of river pushboat	0		0		3,564
Income taxes [Abstract]
Income tax examination, period of examination, minimum	3 years
Income tax examination, period of examination, maximum	7 years
Settlement Agreement [Member]
Loss Contingencies [Line Items]
Gain on settlement			1,356
Insurance Claims [Member]
Loss Contingencies [Line Items]
Gain on settlement	$ 925
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	2,473,000		349,000		459,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	19,000		0		329,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	0		0		13,051,000

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.